INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit Abstract
Current (expense) benefit	$ (3)	$ (90)	$ (4)
Deferred (expense) benefit	8	74	(2)
Income Tax (Expense) Benefit	5	(16)	(6)
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	4	(15)	(15)
Dividends received deduction	1	1	2
Tax settlements	0	0	9
Prior year adjustment	0	(2)
Other adjustments	0	0	(2)
Income Tax (Expense) Benefit	$ 5	$ (16)	$ (6)